UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

811-21218
Investment Company Act File Number

Eaton Vance Insured New York Municipal Bond Fund II
(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110
(Address of Principal Executive Offices)

Maureen A. Gemma
Two International Place, Boston, Massachusetts 02110
(Name and Address of Agent for Services)

(617) 482-8260
(Registrant’s Telephone Number, Including Area Code)

September 30
Date of Fiscal Year End

June 30, 2009
Date of Reporting Period

Item 1. Schedule of Investments
Item 2. Controls and Procedures
Signatures
Certifications

Item 1. Schedule of Investments

Eaton Vance Insured New York Municipal Bond Fund II	as of June 30, 2009

PORTFOLIO OF INVESTMENTS (Unaudited)

Tax-Exempt Investments — 175.1%

Principal
Amount
(000’s omitted)	Security	Value
Hospital — 2.2%
$750	Suffolk County Industrial Development Agency, (Huntington Hospital), 5.875%, 11/1/32	$664,545

		$664,545

Industrial Development Revenue — 2.7%
$305	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35	$278,444
600	Liberty Development Corp., (Goldman Sachs Group, Inc.), 5.25%, 10/1/35(1)	547,800

		$826,244

Insured-Electric Utilities — 7.2%
$500	Long Island Power Authority, (BHAC), 5.50%, 5/1/33	$532,805
500	Long Island Power Authority, (BHAC), 6.00%, 5/1/33	559,890
1,195	New York Power Authority, (NPFG), 4.50%, 11/15/47	1,067,912

		$2,160,607

Insured-Escrowed/Prerefunded — 1.7%
$1,385	New York Dormitory Authority, (Memorial Sloan-Kettering Cancer Center), (NPFG), Escrowed to Maturity, 0.00%, 7/1/30	$496,966

		$496,966

Insured-General Obligations — 22.7%
$535	Brentwood Union Free School District, (AGC), 4.75%, 11/15/23	$564,773
560	Brentwood Union Free School District, (AGC), 5.00%, 11/15/24	600,897
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/23	202,870
200	Freeport Union Free School District, (AGC), 4.00%, 4/1/24	202,128
250	Hoosic Valley Central School District, (AGC), 4.00%, 6/15/23	249,492
185	Longwood Center School District, Suffolk County, (AGC), 4.15%, 6/1/23	183,028
190	Longwood Center School District, Suffolk County, (AGC), 4.25%, 6/1/24	187,146
155	New Rochelle School District, (AGC), 3.75%, 11/15/19	157,195
160	New Rochelle School District, (AGC), 4.00%, 11/15/20	162,773
1,000	New York, (FSA), 5.00%, 4/1/22	1,031,710
2,245	New York Dormitory Authority, (School Districts Financing Program), (NPFG), 5.00%, 10/1/30	2,184,654
235	Syracuse, (AGC), 5.00%, 6/15/19	245,302
185	Wantagh Union Free School District, (AGC), 4.50%, 11/15/19	198,115
190	Wantagh Union Free School District, (AGC), 4.50%, 11/15/20	200,448
210	Wantagh Union Free School District, (AGC), 4.75%, 11/15/22	221,351
220	Wantagh Union Free School District, (AGC), 4.75%, 11/15/23	230,263

		$6,822,145

Insured-Hospital — 6.8%
$500	New York City Health and Hospital Corp., (FSA), 5.50%, 2/15/20	$551,505
1,000	New York Dormitory Authority, (Health Quest Systems), (AGC), 5.125%, 7/1/37(1)	996,310
500	New York Dormitory Authority, (Hudson Valley Hospital Center), (BHAC), (FSA), 5.00%, 8/15/36	501,295

		$2,049,110

Insured-Housing — 3.3%
$1,000	New York City Housing Corp., (NPFG), 4.95%, 11/1/33	$980,520

		$980,520

Insured-Lease Revenue/Certificates of Participation — 11.8%
$2,330	Hudson Yards Infrastructure Corp., (NPFG), 4.50%, 2/15/47	$1,865,701
950	New York City Transitional Finance Authority, (BHAC), 5.50%, 7/15/38(2)	999,714
795	Puerto Rico Public Buildings Authority, (CIFG), 5.25%, 7/1/36	693,804

		$3,559,219

Principal
Amount
(000’s omitted)	Security	Value
Insured-Other Revenue — 17.4%
$1,385	New York City Cultural Resource Trust, (American Museum of Natural History), (NPFG), 5.00%, 7/1/44	$1,342,730
2,500	New York City Cultural Resource Trust, (Museum of Modern Art), (AMBAC), (BHAC), 5.125%, 7/1/31(1)	2,530,825
1,785	New York City Industrial Development Agency, (Yankee Stadium), (NPFG), 4.75%, 3/1/46	1,370,130

		$5,243,685

Insured-Private Education — 31.5%
$1,440	New York Dormitory Authority, (Barnard College), (FGIC), (NPFG), 5.00%, 7/1/24	$1,486,958
2,000	New York Dormitory Authority, (Brooklyn Law School), (XLCA), 5.125%, 7/1/30	1,801,420
85	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38	85,613
2,250	New York Dormitory Authority, (Fordham University), (AGC), (BHAC), 5.00%, 7/1/38(1)	2,266,222
1,000	New York Dormitory Authority, (New York University), (AMBAC), (BHAC), 5.00%, 7/1/31(1)	1,005,480
500	New York Dormitory Authority, (Skidmore College), (FGIC), (NPFG), 5.00%, 7/1/33	497,230
850	New York Dormitory Authority, (St. John’s University), (NPFG), 5.25%, 7/1/37	840,166
110	New York Dormitory Authority, (University of Rochester), (NPFG), 5.00%, 7/1/27	110,053
5,425	Oneida County Industrial Development Agency, (Hamilton College), (NPFG), 0.00%, 7/1/32	1,389,451

		$9,482,593

Insured-Public Education — 4.5%
$1,500	New York Dormitory Authority, (City University), (AMBAC), 5.25%, 7/1/30	$1,353,435

		$1,353,435

Insured-Special Tax Revenue — 19.4%
$700	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 4.75%, 11/15/45	$584,584
930	New York Convention Center Development Corp., Hotel Occupancy Tax, (AMBAC), 5.00%, 11/15/44	811,267
1,700	Puerto Rico Infrastructure Financing Authority, (AMBAC), 0.00%, 7/1/35	218,807
20,540	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/44	2,269,465
3,350	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/45	346,993
2,105	Puerto Rico Sales Tax Financing, (NPFG), 0.00%, 8/1/46	203,890
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/29	704,407
690	Sales Tax Asset Receivables Corp., (AMBAC), 5.00%, 10/15/32	700,522

		$5,839,935

Insured-Transportation — 24.0%
$2,000	Metropolitan Transportation Authority, (AGC), (FGIC), 5.25%, 11/15/31	$2,009,080
990	New York Thruway Authority, (AMBAC), 5.50%, 4/1/20	1,108,384
2,500	Port Authority of New York and New Jersey, (FSA), 5.00%, 11/1/27(1)	2,524,365
500	Port Authority of New York and New Jersey, (FSA), 5.00%, 8/15/33	503,290
550	Puerto Rico Highway and Transportation Authority, (NPFG), 5.25%, 7/1/35	481,668
600	Triborough Bridge and Tunnel Authority, (NPFG), 5.00%, 11/15/32	601,998

		$7,228,785

Insured-Water and Sewer — 13.6%
$905	Nassau County Sewer and Storm Water Finance Authority, (BHAC), 5.375%, 11/1/28	$974,775
2,750	New York City Municipal Water Finance Authority, (Water and Sewer System), (AMBAC), (BHAC), 5.00%, 6/15/38(1)	2,764,630
350	Suffolk County Water Authority, (NPFG), 4.50%, 6/1/25	348,649

		$4,088,054

Private Education — 6.3%
$1,000	Dutchess County Industrial Development Agency, (Marist College), 5.00%, 7/1/22	$1,000,000
1,000	New York City Industrial Development Agency, (St. Francis College), 5.00%, 10/1/34	881,310

		$1,881,310

Total Tax-Exempt Investments — 175.1% (identified cost $56,195,050)		$52,677,153

Short-Term Investments — 4.7%

	Principal
	Amount
Description	(000’s omitted)	Value
State Street Bank and Trust Euro Time Deposit, 0.01%, 7/1/09	$1,406	$1,405,690

Total Short-Term Investments — 4.7% (identified cost $1,405,690)		$1,405,690

Total Investments — 179.8% (identified cost $57,600,740)		$54,082,843

Auction Preferred Shares Plus Cumulative Unpaid Dividends — (44.1)%		$(13,250,000)

Other Assets, Less Liabilities — (35.7)%		$(10,757,269)

Net Assets Applicable to Common Shares — 100.0%		$30,075,574

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

AGC	-	Assured Guaranty Corp.

AMBAC	-	AMBAC Financial Group, Inc.

BHAC	-	Berkshire Hathaway Assurance Corp.

CIFG	-	CIFG Assurance North America, Inc.

FGIC	-	Financial Guaranty Insurance Company

FSA	-	Financial Security Assurance, Inc.

NPFG	-	National Public Finance Guaranty Corp.

XLCA	-	XL Capital Assurance, Inc.

The Fund invests primarily in debt securities issued by New York municipalities. The ability of the issuers of the debt securities to meet their obligations may be affected by economic developments in a specific industry or municipality. In order to reduce the risk associated with such economic developments, at June 30, 2009, 91.2% of total investments are backed by bond insurance of various financial institutions and financial guaranty assurance agencies. The aggregate percentage insured by an individual financial institution ranged from 1.3% to 33.1% of total investments.

(1)		Security represents the underlying municipal bond of a tender option bond trust.

(2)		Security (or a portion thereof) has been pledged to cover margin requirements on open financial futures contracts.

A summary of financial instruments outstanding at June 30, 2009 is as follows:

Futures Contracts

Expiration			Aggregate		Net Unrealized
Date	Contracts	Position	Cost	Value	Depreciation
9/09	30 U.S. Treasury Bond	Short	$(3,518,336)	$(3,550,781)	$(32,445)

Interest Rate Swaps

		Annual	Floating
	Notional	Fixed Rate	Rate	Effective Date/	Net Unrealized
Counterparty	Amount	Paid By Fund	Paid To Fund	Termination Date	Depreciation
JPMorgan Chase Co.	$762,500	4.743%	3-month USD- LIBOR-BBA	September 14, 2009 / September 14, 2039	$(68,637)
Merrill Lynch Capital Services, Inc.	2,000,000	4.517	3-month USD- LIBOR-BBA	December 1, 2009 / December 1, 2039	(86,832)

					$(155,469)

The effective date represents the date on which the Fund and the counterparty to the interest rate swap contract begin interest payment accruals.

At June 30, 2009, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund is subject to interest rate risk in the normal course of pursuing its investment objectives. Because the Fund holds fixed rate bonds, the value of these bonds may decrease if interest rates rise. To hedge against this risk, the Fund may enter into interest rate swap contracts. The Fund may also purchase and sell U.S. Treasury futures contracts to hedge against changes in interest rates.

At June 30, 2009, the aggregate fair value of derivative instruments (not accounted for as hedging instruments under Financial Accounting Standards Board (FASB) Statement of Financial Accounting Standards No. 133) in a liability position and whose primary underlying risk exposure is interest rate risk was $187,914.

The cost and unrealized appreciation (depreciation) of investments of the Fund at June 30, 2009, as determined on a federal income tax basis, were as follows:

Aggregate cost	$46,328,935

Gross unrealized appreciation	$1,072,901
Gross unrealized depreciation	(4,653,993)

Net unrealized depreciation	$(3,581,092)

The Fund adopted FASB Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective October 1, 2008. FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At June 30, 2009, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Quoted Prices in
	Active Markets for	Significant Other	Significant
	Identical Assets	Observable Inputs	Unobservable Inputs

Asset Description	(Level 1)	(Level 2)	(Level 3)	Total
Tax-Exempt Investments	$—	$52,677,153	$—	$52,677,153
Short-Term Investments	—	1,405,690	—	1,405,690

Total Investments	$—	$54,082,843	$—	$54,082,843

Liability Description
Futures Contracts	$(32,445)	$—	$—	$(32,445)
Interest Rate Swaps	—	(155,469)	—	(155,469)

Total	$(32,445)	$(155,469)	$—	$(187,914)

The Fund held no investments or other financial instruments as of September 30, 2008 whose fair value was determined using Level 3 inputs.

For information on the Fund’s policy regarding valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Insured New York Municipal Bond Fund II

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 20, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Cynthia J. Clemson

Cynthia J. Clemson
President

Date:	August 20, 2009

By:	/s/ Barbara E. Campbell

Barbara E. Campbell
Treasurer

Date:	August 20, 2009